Supplemental Guarantor Information - Condensed Consolidating Statements of Financial Position (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Assets:
Cash and cash equivalents	$ 19,745,656	$ 1,048	$ 21,659,962	$ 1,149	$ 24,270,473	$ 23,218,383
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments	47,718,025	2,532	49,015,934
Accounts receivable and derivative financial instruments	211,532,056		221,514,468
Related parties	1,273,140	68	1,263,605
Inventories, net	41,102,012	2,181	40,305,362
Other current assets, net	9,473,434	503	15,296,193
Property, plant and equipment, net	639,343,370	33,926	640,000,720		676,343,198	701,190,066
Investments in associated companies	2,474,193	131	3,132,707		3,735,172
Intangible assets and other non- current assets, net	559,271,771		437,034,441
Total assets	1,531,933,657	81,291	1,429,223,392		1,486,211,852
Liabilities:
Short-term debt and current portion of long-term debt	129,172,033	6,854	96,230,634
Current liabilities	396,227,712		370,860,255
Long-term debt	495,082,444	26,271	542,691,819
Other non-current liabilities	284,544,603		173,568,262
Total liabilities	1,305,026,792	69,249	1,183,350,970		1,225,578,335
Equity attributable to equity holders of the parent	177,909,959	9,442	195,995,645
Non-controlling interests	48,996,906	2,600	49,876,777
Total equity	226,906,865	12,042	245,872,422		260,633,517	271,023,767
Total liabilities and equity	1,531,933,657	$ 81,291	1,429,223,392
Parent [member]
Assets:
Cash and cash equivalents	2,181,914		8,335,101		7,018,559	4,107,645
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments	7,457,617		9,511,368
Accounts receivable and derivative financial instruments	33,572,793		31,462,176
Related parties	212,730,983		199,566,671
Inventories, net	179,359		215,055
Property, plant and equipment, net	721,263		1,340,358
Investments in associated companies	589,026,740		734,944,344
Intangible assets and other non- current assets, net	1,868,962		4,113,902
Total assets	847,739,631		989,488,975
Liabilities:
Short-term debt and current portion of long-term debt	102,939,138		52,827,411
Current liabilities	104,397,419		153,489,868
Long-term debt	395,296,683		456,918,590
Other non-current liabilities	67,196,432		130,257,461
Total liabilities	669,829,672		793,493,330
Equity attributable to equity holders of the parent	177,909,959		195,995,645
Total equity	177,909,959		195,995,645
Total liabilities and equity	847,739,631		989,488,975
Wholly-owned guarantor subsidiary [member]
Assets:
Cash and cash equivalents	1,324,828		1,745,895		3,553,352	1,948,159
Accounts receivable and derivative financial instruments	32,387,110		35,671,582
Related parties	1,804,175		1,144,534
Inventories, net	24,849,028		18,495,502
Other current assets, net	8,127,140		1,218,764
Property, plant and equipment, net	23,549,234		23,192,546
Investments in associated companies	90,975,391		88,070,845
Intangible assets and other non- current assets, net	82,260,873		26,176,381
Total assets	265,277,779		195,716,049
Liabilities:
Current liabilities	163,515,007		72,282,238
Other non-current liabilities	87,597,558		109,368,210
Total liabilities	251,112,565		181,650,448
Equity attributable to equity holders of the parent	14,165,214		14,065,601
Total equity	14,165,214		14,065,601
Total liabilities and equity	265,277,779		195,716,049
Combined non-guarantor subsidiaries [member]
Assets:
Cash and cash equivalents	16,238,914		11,578,966		$ 13,698,562	$ 17,162,579
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments	40,260,408		39,504,566
Accounts receivable and derivative financial instruments	145,572,153		154,380,710
Related parties	270,172,956		560,142,367
Inventories, net	16,073,625		21,594,805
Other current assets, net	1,346,294		14,077,429
Property, plant and equipment, net	615,072,873		615,467,816
Investments in associated companies	16,363,504		16,926,615
Intangible assets and other non- current assets, net	477,068,306		406,744,158
Total assets	1,598,169,033		1,840,417,432
Liabilities:
Short-term debt and current portion of long-term debt	26,232,895		43,403,223
Current liabilities	324,211,152		597,174,025
Long-term debt	99,785,761		85,773,229
Other non-current liabilities	417,289,721		242,232,897
Total liabilities	867,519,529		968,583,374
Equity attributable to equity holders of the parent	620,224,573		760,485,332
Non-controlling interests	110,424,931		111,348,726
Total equity	730,649,504		871,834,058
Total liabilities and equity	1,598,169,033		1,840,417,432
Eliminations [member]
Assets:
Related parties	(483,434,974)		(759,589,967)
Investments in associated companies	(693,891,442)		(836,809,097)
Intangible assets and other non- current assets, net	(1,926,370)
Total assets	(1,179,252,786)		(1,596,399,064)
Liabilities:
Current liabilities	(195,895,866)		(452,085,876)
Other non-current liabilities	(287,539,108)		(308,290,306)
Total liabilities	(483,434,974)		(760,376,182)
Equity attributable to equity holders of the parent	(634,389,787)		(774,550,933)
Non-controlling interests	(61,428,025)		(61,471,949)
Total equity	(695,817,812)		(836,022,882)
Total liabilities and equity	$ (1,179,252,786)		$ (1,596,399,064)